Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2023
Prepaid Expenses And Other Current Assets Abstract
Schedule of prepaid expenses and other current assets
	As of March 31,	As of March 31,
	2023	2022
Prepayments to suppliers	$1,252,094	$4,177,537
Loans receivables (a)	254,668	727,765
Deposit	-	691,070
Prepayments to technical provider	618,479	669,481
VAT-in	-	560,155
Prepayment to Weilan (b)	-	448,946
Receivable from disposal of subsidiaries	-	408,106
Investment receivables from the investors	2,000,000	-
Other current assets	263,945	226,173
Total	$4,389,186	$7,909,233
(a)	Loans receivables to third parties mainly represent loan agreements entered with certain third-party companies to support their daily operation or bridge loan of mortgage with maturity from six to nine months and the interest rate from 0.03% to 0.5% per day.
(b)	In the year ended March 31, 2022, the Company signed a cooperation agreement with a third party to invest in Hangzhou Weilan Automobile Co., Ltd. (“Weilan”) and paid $448,946 to the shareholders of Weilan. In June 2022, both parties agreed to terminate the cooperation agreement and the Company collected the full prepayment.